UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/2012
                                               ---------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      King Street Capital Management, L.P.
           --------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------
           New York, New York 10022
           --------------------------------------------

Form 13F File Number: 028-10356
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
        -----------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
        -----------------------------------------------------------
Phone:  (212) 812-3100
        -----------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

  /s/ Brian J. Higgins          New York, New York              August 13, 2012
-----------------------    ------------------------------       ---------------
      [Signature]                  [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      232,777
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

  1   028-10355             BRIAN J. HIGGINS
----  --------------------  ----------------------------------------------------
  2   028-10357             O. FRANCIS BIONDI, JR.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION  COM              060505104   12,270  1,500,000 SH  CALL DEFINED    1, 2             0      0    0
CHESAPEAKE ENERGY CORP       COM              165167107    9,300    500,000 SH  PUT  DEFINED    1, 2       500,000      0    0
COMPUTER SCIENCES CORP       COM              205363104    6,205    250,000 SH  PUT  DEFINED    1, 2       250,000      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    9,590  1,000,000 SH  CALL DEFINED    1, 2             0      0    0
GENERAL MTRS CO              COM              37045V100    1,035     52,461 SH       DEFINED    1, 2        52,461      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      526     47,692 SH       DEFINED    1, 2        47,692      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      323     47,692 SH       DEFINED    1, 2        47,692      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119   12,960  6,000,000 SH       DEFINED    1, 2     6,000,000      0    0
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6   11,350 20,000,000 PRN      DEFINED    1, 2             0      0    0
MASCO CORP                   COM              574599106    6,935    500,000 SH  CALL DEFINED    1, 2             0      0    0
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5   41,108 63,000,000 PRN      DEFINED    1, 2             0      0    0
MPG OFFICE TR INC            COM              553274101    3,266  1,625,000 SH       DEFINED    1, 2     1,625,000      0    0
STERLING FINL CORP WASH      COM NEW          859319303   56,169  2,973,487 SH       DEFINED    1, 2     2,973,487      0    0
TRANSOCEAN LTD               REG SHS          H8817H100   11,183    250,000 SH  CALL DEFINED    1, 2             0      0    0
UNITED CMNTY BKS BLAIRSVLE G COM              90984P303   35,220  4,109,630 SH       DEFINED    1, 2     4,109,630      0    0
UNITED CONTL HLDGS INC       COM              910047109   12,165    500,000 SH  CALL DEFINED    1, 2             0      0    0
WASHINGTON FED INC           *W EXP 11/14/201 938824117    3,173    891,411 SH       DEFINED    1, 2       891,411      0    0
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